Unaudited Interim Condensed Consolidated Statements of Cash Flows - CAD ($)	3 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	Feb. 28, 2022	Feb. 28, 2021
Operating activities
Net loss	$ (3,166,214)	$ (634,598)	$ (4,372,019)	$ (2,667,423)
Non-cash items:
Depreciation and amortization	412,655	16,657	841,766	0
Interest accretion on lease liability	61,575	6,430	202,844	0
Realized gain on sale of marketable securities			(10,107)	0
Gain on share for debt settlement			15,538	0
Stock based compensation	489,089	19,087	1,196,361	237,714
Change in fair value of contingent consideration	459,693	0	(5,853,701)	0
Provision for impairment			5,520,522	0
Forgiveness of long-term debt, net			918,361	0
Change in fair value of SDP earn-out consideration	2,451,600	0
Change in fair value of marketable securities	0	(12,045)	(6,881)	812
Impairment of other investments			0	183,466
Changes in operating assets and liabilities:
Accounts receivable	(110,662)	(193,564)	(2,065,879)	0
Net repayment of credit receivables			0	394,091
Prepaid expenses and other receivables	(42,082)	(458,457)	82,104	(2,440)
Inventories	(779,655)	115,076	248,445	0
Accounts payable and accrued liabilities	(523,938)	498,097	1,516,369	878,606
Other liabilities	300,968	0	12,759	0
Deferred tax liability	(58,980)	0	(113,639)	0
Net cash used in operating activities	(505,951)	(643,317)	(3,703,879)	(975,174)
Investing activities
Cash received on acquisition of SDP	0	255	255	0
Cash received on acquisition of Mio-Guard	3,363	0
Acquisition of property and equipment	(39,212)	0	(55,259)	0
Cash received on acquisition of Simbex, LLC			632,697	0
Proceeds on sale of marketable securities			496,526	445,101
Purchase of marketable securities			0	(186,765)
Purchase of other investments			0	(183,466)
Acquisition of Simbex, LLC			(5,691,759)	0
Net cash (used in) provided by investing activities	(35,849)	255	(4,617,540)	74,870
Financing activities
Repayment of long-term debt, net	(42,541)	(211,436)	(2,263,306)	0
Repayment of line of credit, net	(239,084)	(186,623)
Issuance costs	0	(124,884)	(660,052)	0
Proceeds from exercise of stock options	5,329	176,000	376,892	5,348
Proceeds from exercise of broker warrants	215,953	0
Lease payments	(132,402)	0	(269,954)	0
Proceeds from term-loan, net			939,696	0
Proceeds from refinancing of line of credit	0		1,549,929	0
Proceeds from issuance of shares			4,261,950	0
Proceeds from subscription receipts			0	5,425,374
Net cash provided by financing activities	(192,745)	(346,943)	3,935,155	5,430,722
Effect of foreign exchange rates on cash	(445,731)	(255,216)	(62,778)	(373,698)
Decrease in cash and cash equivalents and restricted cash	(734,545)	(990,005)	(4,386,264)	4,530,418
Cash and cash equivalents and restricted cash, opening	8,057,100	12,506,142	12,506,142	8,349,422
Cash and cash equivalents and restricted cash, closing	6,876,824	11,260,921	8,057,100	12,506,142
Supplementary information:
Interest paid	70,274	16,207	388,065
Income taxes paid	0	0	12,022	0
Common stock issued for debt	0	94,999	94,999	0
Restricted cash included in the closing balance above	$ 0	$ 889,473	$ 0	$ 5,425,374